Financial Risk Management Objectives and Policies (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Sensitivity to Reasonably Possible Change in Exchange Rates

The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the EUR and RMB exchange rate against US$, with all other variables held constant, of the Group’s loss before tax (due to changes in the fair values of monetary assets and liabilities).

	Increase/ (decrease) in the rate of foreign currency	Decrease/ (increase) in loss before tax
	%	US$’000
		(Unaudited)
Six months ended June 30, 2021
If US$ strengthens against RMB	5	1,011
If US$ weakens against RMB	-5	(1,011)
If US$ strengthens against EUR	5	(680)
If US$ weakens against EUR	-5	680

Six months ended June 30, 2020
If US$ strengthens against RMB	5	473
If US$ weakens against RMB	-5	(473)
If US$ strengthens against EUR	5	(501)
If US$ weakens against EUR	-5	501

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The maturity profile of the Group’s financial liabilities as at the end of the reporting period, based on contractual undiscounted payments, is as follows:

As at December 31, 2020

	Less than 1 years US$’000	Over 1 years US$’000	Total US$’000
Trade payables	5,238	—	5,238
Other payables and accruals	85,559	—	85,559
Lease liabilities	1,464	2,099	3,563
	92,261	2,099	94,360

As at June 30, 2021

	Less than 1 years US$’000	Over 1 years US$’000	Total US$’000
	(Unaudited)	(Unaudited)	(Unaudited)
Trade and notes payables	11,001	—	11,001
Other payables and accruals	24,756	—	24,756
Warrant liability	83,300	—	83,300
Interest-bearing loans and borrowings	—	17,310	17,310
Lease liabilities	1,178	1,629	2,807
	120,235	18,939	139,174

Summary of Monitoring Capital Using Gearing Ratio

The Group monitors capital using a gearing ratio, which is total liabilities divided by total assets. The gearing ratios as at the end of each period were as follows:

	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
Total liabilities	440,752	535,206
Total assets	721,007	875,125
Gearing ratio	61%	61%